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IQ Merger Arbitrage ETF
IQ Merger Arbitrage ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Merger Arbitrage Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes fees and expenses that you may pay if you buy, sell or hold shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Merger Arbitrage ETF IQ Merger Arbitrage ETF
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Acquired Fund Fees & Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.77%	[1]
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Merger Arbitrage ETF | IQ Merger Arbitrage ETF | USD ($)	79	246	428	954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 313% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions. The Underlying Index seeks to capitalize on the spread between the current market price of the target company’s stock and the price received by the holder of that stock upon consummation of the buyout-related transaction. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index (“Underlying Index Components”). The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities. Under certain circumstances described below, the Underlying Index Components may also include U.S. Treasury bills. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track the Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).
Pursuant to the Underlying Index’s rules, to the extent there are an insufficient number of target companies in which to invest, insufficient liquidity exists in such companies, or target companies are removed from the Underlying Index between monthly reconstitutions, the Underlying Index will allocate the available cash to one or more short-term fixed income ETFs and U.S. Treasury bills. In seeking to track the Underlying Index, the Fund may similarly invest in short-term fixed income ETFs and U.S. Treasury bills, but also may invest in cash and other similar investments including money market instruments, high quality short-term debt securities, or derivative securities thereon. To the extent the Fund invests in cash and cash equivalents, the Fund will not be pursuing a merger arbitrage strategy. During periods of market turbulence, natural disasters, health emergencies and other market or political or regulatory conditions that reduce or limit merger, acquisition and buyout activity, there may be fewer target companies eligible for inclusion in the Underlying Index and the Underlying Index and Fund may have significant investments in cash and other similar investments.
The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Advisor or any of its affiliates. You should consider carefully the following risks before investing in the Fund.
Authorized Participant Concentration Risk
Only certain large institutions may engage in creation or redemption transactions directly with the Fund (each, an “Authorized Participant”). The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Currency Risk
Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Cyber Security Risk
The Fund is susceptible to operational risks through breaches in cyber security. Such events may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity and could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.
Debt Securities Risk
The risks of investing in debt securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up; (iii) liquidity risk and valuation risk, e.g., debt securities generally do not trade on a securities exchange, making them generally less liquid and more difficult to value than common stock; (iv) call risk and income risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates; and (v) extension risk, e.g., if interest rates rise, repayments of debt securities may occur more slowly than anticipated by the market, which may drive the prices of these securities down because their interest rates are lower than the current interest rate and the securities remain outstanding longer. Debt securities most frequently trade in institutional round lot size transactions. If the Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
Derivatives Risk
Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index and involve risks different from, and possibly greater than, the risks associated with other investments. These risks include: (i) the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to, changing supply and demand relationships, government programs and policies, national and international political and economic events, changes in interest rates, inflation and deflation, and changes in supply and demand relationships. Unlike other investments, derivative contracts often have leverage inherent in their terms. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s Share price. The effects of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements.
Equity Securities Risk
Investments in common stocks and other equity securities are particularly subject to the risk of changes in investors’ perceptions of the financial condition of an issuer, conditions affecting equity markets generally and political and/or economic events. Equity prices may also be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.
Focused Investment Risk
To the extent that a Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, group of countries, region, industry, group of industries or sector, an adverse economic, market, political or regulatory development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. Different asset classes, countries, groups of countries, regions, industries, groups of industries or sectors tend to go through cycles of outperformance and underperformance in comparison to each other and to the general financial markets.
Foreign Securities Risk
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.
Foreign Securities Valuation Risk
The Fund’s value may be impacted by events that cause the fair value of foreign securities to materially change between the close of the local exchange on which they trade and the time at which the Fund prices its Shares. Additionally, because foreign exchanges on which securities held by the Fund may be open on days when the Fund does not price its Shares, the potential exists for the value of the securities in the Fund’s portfolio to change on days when shareholders will not be able to purchase or sell Shares. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign securities markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.
Index Risk
There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Interest Rate Risk
An increase in interest rates may cause the value of securities held by the Fund to decline. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than securities with shorter durations or floating or adjustable interest rates. The negative impact on the Fund from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
When interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these securities to fall. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value. The value of securities with longer maturities generally change more in response to changes in interest rates than does the value of securities with shorter maturities.
During periods of falling interest rates, an issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, which may result in the Fund having to reinvest the proceeds in securities with lower yields, resulting in a decline in the Fund’s income or in securities with greater risks or with other less favorable features.
Issuer Risk
The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
Market Risk
Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value.
Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.
Merger Arbitrage Risk
Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower Fund performance. In the event an expected transaction is not completed, the share price of the target company may decline significantly. Announced transactions may be renegotiated or terminated or may take an unexpectedly long time to be completed. Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States. During market turbulence, natural disasters, health emergencies and geopolitical events, or as a result of political developments or changes in laws or regulation, there may be periods in which there is limited merger, acquisition and other buy-out activity. During periods in which there are a limited number of target companies eligible for inclusion in the Underlying Index, the Fund may have significant investments in cash and other similar investments. In such an environment, a significant portion of the Fund will not be pursuing a merger arbitrage strategy.
Money Market/Short-Term Securities Risk
To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.
Non-Diversified Risk
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Operational Risk
The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Passive Management Risk
The Fund is not actively managed and instead seeks to track the performance of an index. Passive management has the following risks associated with it:
•
The Fund invests in the securities included in, or representative of, the Underlying Index. The provider of the Index or the index calculation agent may make errors. The index provider may include index constituents that should have been excluded, or it may exclude index constituents that should have been included. It also may include or exclude constituents at incorrect levels. This may result in the Fund, in turn, being correctly positioned to an index that has been incorrectly calculated. This could lead to losses to the Fund.

•
In seeking to track the Underlying Index’s performance, the Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. This risk may be heightened during times of increased market volatility or other unusual market conditions.
•
The Fund generally will not attempt to take defensive positions in declining markets and generally will not sell a security because its issuer is in financial trouble, unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Portfolio Turnover Risk
The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s investment exposures. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.
Secondary Market Trading Risk
Although the Fund’s Shares are listed for trading on one or more securities exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. In general, the trading of Shares on securities exchanges is subject to the risk of irregular trading activity and wide “bid/ask” spreads (which may be especially pronounced for smaller funds). Additionally, market makers are under no obligation to make a market in the Fund’s Shares and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s Shares or Authorized Participants stop submitting purchase or redemption orders for Creation Units, the Fund’s Shares may trade at a larger premium or discount to its NAV. Wide bid-ask spreads and large premiums or discounts to NAV are likely to lead to an investor buying his or her shares at a market price that is more than their value, and selling those shares at a market price that is less than their value.
Short Sales Risk
Short sales are transactions in which the Fund sells a security it does not own, or uses derivatives, such as futures or swaps, to effect short exposure to a particular reference asset. Such a position subjects the Fund to the risk that instead of declining, the price of the security or reference asset to which the Fund has short exposure will rise. If the price of the security or reference asset increases between the date of the short sale and the date on which the Fund replaces the security or otherwise closes out its short position, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.
Small- and/or Mid-Capitalization Companies Risk
Small- and mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.
Swap Agreements Risk
Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, liquidity risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
Trading Price Risk
Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Although it is generally expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.
Valuation Risk
Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s Shares.

Performance Information
The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The HFRI ED: Merger Arbitrage Index is an equally weighted index of hedge funds primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com.

The Fund’s year-to-date total return as of June 30, 2021 was 0.44%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	6.94%	3Q/2020
Lowest Return	-8.62%	1Q/2020

Average Annual Total Returns as of December 31, 2020
Average Annual Returns - IQ Merger Arbitrage ETF		1 Year	5 Years	10 Years
IQ Merger Arbitrage ETF		2.87%	4.05%	3.43%
After Taxes on Distributions | IQ Merger Arbitrage ETF	[1]	2.02%	3.87%	3.28%
After Taxes on Distributions and Sale of Fund Shares | IQ Merger Arbitrage ETF	[1]	1.79%	3.08%	2.65%
IQ Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)		3.45%	4.66%	4.26%
HFRI ED: Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)	[2]	5.20%	4.64%	3.71%
MSCI World Index (reflects no deduction for fees, expenses or taxes)		15.90%	12.19%	9.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		17.75%	14.53%	13.18%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[2]	HFRI ED: Merger Arbitrage Index is calculated from December 1, 2009. Because index comparisons are generally calculated as of the end of each month, index performance information under the “Since Inception” heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.